Share-based payment - Summary of Share-based Compensation Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit expenses
Expense from share-based payment transactions with employees	¥ 17,493	¥ 54,144	¥ 29,951
Cost of revenue
Employee benefit expenses
Expense from share-based payment transactions with employees	485	808	300
Selling expenses
Employee benefit expenses
Expense from share-based payment transactions with employees	5,206	15,243	3,906
Administrative expenses
Employee benefit expenses
Expense from share-based payment transactions with employees	4,162	19,346	15,013
Research and development expenses
Employee benefit expenses
Expense from share-based payment transactions with employees	¥ 7,640	¥ 18,747	¥ 10,732